DEI Document	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	MaxLinear, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34666
Entity Tax Identification Number	14-1896129
Entity Address, Address Line One	5966 La Place Court, Suite 100,
Entity Address, City or Town	Carlsbad,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	692-0711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001288469
Amendment Flag	false